Other Long-Term Financial Liabilities (Details) - CAD ($) $ in Millions			12 Months Ended
	Nov. 15, 2024	Sep. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Long-Term Financial Liabilities [Line Items]
Percentage of grant warrants equivalent	11.87%
Percentage of decrease in the volatility				50.00%
Government of Canada [Member]
Other Long-Term Financial Liabilities [Line Items]
Issued warrants acquire percentage		10.00%	10.00%
Government of Quebec [Member]
Other Long-Term Financial Liabilities [Line Items]
Issued warrants acquire percentage		1.87%	1.87%
Telesat Lightspeed Warrants [Member]
Other Long-Term Financial Liabilities [Line Items]
Percentage of decrease in the volatility	10.00%		10.00%
Amount of warrants (in Dollars)	$ 25.0		$ 25.3